SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Schedule of Project Assets	Project assets consisted of the following:
	At December 31,
	2012	2013
	$	$

Project assets - Module cost	-	2,816,687
Project assets - Development	4,761,014	7,338,088

Total	4,761,014	10,154,775

Schedule of Property, Plant, and Equipment Estimated Useful Lives

Depreciation is provided on a straight-line basis over the following estimated useful lives:

Buildings	20 years
Machinery	10 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years
Leasehold improvements	over the shorter of the lease term or their estimated useful lives

Schedule of Purchase and Selling Transactions

Transactions under buy-and-sell arrangement are as follows:

	Years ended December 31,
	2011	2012	2013
	$	$	$
Sell:
Solar wafer	1,126,939	7,459,649	155,869
Solar cell	2,409,196	-	-
Solar module	-	1,148,789	1,790,579
Purchase:
Raw material	-	-	2,704,839
Solar cell	6,562,641	26,887,923	382,716
Solar module	12,523,974	-	-

Schedule of Warranty Costs

The movement of the Group's accrued warranty costs is summarized below:

	Years ended December 31,
	2011	2012	2013
	$	$	$

Beginning balance	8,630,604	14,763,321	17,163,711
Addition	6,233,291	2,760,248	3,366,686
Claimed	(100,574)	(359,858)	(401,123)

Ending balance	14,763,321	17,163,711	20,129,274

Reconciliation of Allowance for Doubtful Accounts

The following table sets forth the changes in allowance for doubtful accounts:

	Years ended December 31,
	2011	2012	2013
	$	$	$

Opening balance	(3,213,378)	(15,869,894)	(63,006,093)
Addition	(12,267,390)	(47,400,809)	(10,337,119)
Reversal	-	-	9,836,790
Write-off	86,052	361,049	-
Effect of exchange rate change in foreign currency	(475,178)	(96,439)	(1,433,783)

Ending balance	(15,869,894)	(63,006,093)	(64,940,205)

Accounts Receivable from Customers Accounting for 10% Percent or More

Accounts receivable from customers accounting for 10% or more of total gross accounts receivable are as follows:

Name of Customer	At December 31,
	2012	2013

Company A	22%	22%
Company B	*	11%

* Less than 10%

Schedule of Antidilutive Securities Excluded from Computation of Diluted Earnings (Loss) Per Share

For the years ended December 31, 2011, 2012 and 2013, the Group had securities which could potentially dilute basic earnings per share in the future, but which were excluded from the computation of diluted loss per share as their effects would have been anti-dilutive. Such outstanding securities consist of the following:

	Years ended December 31,
	2011	2012	2013
	$	$	$

Outstanding options and restricted shares	676,744	344,190	297,120
Assumed conversion of convertible senior notes	13,414,632	4,811,408	-

Total	14,091,376	5,155,598	297,120

Schedule of Computation of Basic and Diluted Income Per Share

The following table sets forth the computation of basic and diluted income per share for the periods indicated:

	Years ended December 31,
	2011	2012	2013

Net loss attributable to ordinary shareholders- for the calculation of basic loss per share	$(94,262,695)	$(133,580,664)	$(50,609,081)

Net loss attributable to ordinary shareholders- for the calculation of diluted loss per share	$(94,292,695)	$(133,580,664)	$(50,609,081)

Weighted-average ordinary shares outstanding- for the calculation of basic loss per share	240,701,253	240,701,253	255,102,003

Weighted-average ordinary shares outstanding- for the calculation of diluted loss per share	240,701,253	240,701,253	255,102,003

Net loss per share:
Basic	$(0.39)	$(0.55)	$(0.20)

Diluted	$(0.39)	$(0.55)	$(0.20)